American Funds Global Insight FundSM
Investment portfolio
July 31, 2020
unaudited
Common stocks 92.09% Information technology 20.03%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	283,220	$22,343
ASML Holding NV	50,970	17,994
Broadcom Inc.	52,273	16,557
Apple Inc.	38,769	16,478
Visa Inc., Class A	81,070	15,436
Microsoft Corp.	66,600	13,654
SAP SE	70,476	11,106
Keyence Corp.	22,360	9,341
GoDaddy Inc., Class A1	130,900	9,199
KLA Corp.	35,900	7,174
Global Payments Inc.	32,470	5,780
Intel Corp.	106,700	5,093
Jack Henry & Associates, Inc.	25,916	4,621
Hamamatsu Photonics KK	106,600	4,592
ServiceNow, Inc.[1]	6,500	2,855
Trimble Inc.[1]	47,000	2,092
OBIC Co., Ltd.	11,200	2,001
Cree, Inc.[1]	28,000	1,930
Murata Manufacturing Co., Ltd.	22,800	1,423
Adobe Inc.[1]	2,430	1,080
		170,749
Health care 14.64%
AstraZeneca PLC	146,685	16,379
Novo Nordisk A/S, Class B	217,615	14,351
Seattle Genetics, Inc.[1]	75,980	12,633
UnitedHealth Group Inc.	38,590	11,684
Koninklijke Philips NV (EUR denominated)[1]	187,331	9,685
Koninklijke Philips NV1	24,180	1,251
Abbott Laboratories	98,500	9,913
Danaher Corp.	35,200	7,174
Merck & Co., Inc.	75,200	6,034
Gilead Sciences, Inc.	82,171	5,713
Genmab A/S1	15,005	5,125
Johnson & Johnson	23,100	3,367
Terumo Corp.	88,900	3,338
BeiGene, Ltd. (ADR)[1]	15,400	3,219
Eli Lilly and Company	20,375	3,062
Anthem, Inc.	8,100	2,218
Vertex Pharmaceuticals Inc.[1]	7,400	2,013
Neurocrine Biosciences, Inc.[1]	15,000	1,805
Baxter International Inc.	18,000	1,555
Shionogi & Co., Ltd.	23,900	1,413
Edwards Lifesciences Corp.[1]	10,200	800
Straumann Holding AG	761	745
American Funds Global Insight Fund — Page 1 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Cigna Corp.	4,236	$732
Galapagos NV1	3,215	597
		124,806
Financials 11.16%
AIA Group Ltd.	1,587,000	14,344
Intercontinental Exchange, Inc.	93,035	9,004
JPMorgan Chase & Co.	93,140	9,001
Moody’s Corp.	29,600	8,326
Aon PLC, Class A	37,600	7,716
CME Group Inc., Class A	42,800	7,112
Marsh & McLennan Companies, Inc.	47,255	5,510
London Stock Exchange Group PLC	43,600	4,842
DNB ASA[1]	287,819	4,381
UBS Group AG	314,425	3,677
MSCI Inc.	9,300	3,497
RenaissanceRe Holdings Ltd.	13,900	2,507
Deutsche Boerse AG	12,913	2,352
Chubb Ltd.	16,270	2,070
Truist Financial Corp.	49,800	1,866
Svenska Handelsbanken AB, Class A1	175,251	1,652
Bank of New York Mellon Corp.	43,430	1,557
HDFC Bank Ltd. (ADR)[1]	32,000	1,496
State Street Corp.	22,053	1,407
Banco Bilbao Vizcaya Argentaria, SA	310,000	963
First Republic Bank	8,200	922
KBC Groep NV	16,015	912
		95,114
Consumer staples 10.86%
Reckitt Benckiser Group PLC	140,000	14,122
Carlsberg A/S, Class B	77,868	11,431
Nestlé SA	89,023	10,523
Costco Wholesale Corp.	24,150	7,862
L’Oréal SA, non-registered shares	23,043	7,682
Pernod Ricard SA	40,577	6,978
British American Tobacco PLC	191,400	6,325
Danone SA	79,960	5,325
Diageo PLC	133,585	4,898
Philip Morris International Inc.	59,590	4,577
Anheuser-Busch InBev SA/NV	76,615	4,162
Unilever PLC	49,200	2,945
Mondelez International, Inc.	41,800	2,319
Estée Lauder Companies Inc., Class A	8,800	1,738
Uni-Charm Corp.	37,500	1,686
		92,573
Industrials 9.77%
Safran SA1	114,912	12,107
Northrop Grumman Corp.	23,900	7,768
Airbus SE, non-registered shares[1]	103,729	7,577
SMC Corp.	13,100	6,815
AMETEK, Inc.	62,700	5,847
CSX Corp.	77,400	5,522
ABB Ltd.	219,159	5,457
American Funds Global Insight Fund — Page 2 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Deere & Company	29,400	$5,184
Honeywell International Inc.	30,800	4,601
Ryanair Holdings PLC (ADR)[1]	56,300	4,223
Westinghouse Air Brake Technologies Corp.	58,100	3,613
Waste Connections, Inc.	28,555	2,923
TransDigm Group Inc.	6,530	2,818
DSV Panalpina A/S	14,863	2,038
HEICO Corp., Class A	12,900	987
HEICO Corp.	10,100	971
MTU Aero Engines AG1	10,177	1,760
DKSH Holding AG	24,370	1,560
Union Pacific Corp.	4,300	745
BWX Technologies, Inc.	13,500	736
		83,252
Communication services 8.30%
Activision Blizzard, Inc.	138,920	11,479
Tencent Holdings Ltd.	162,800	11,217
Comcast Corp., Class A	190,800	8,166
Alphabet Inc., Class A1	3,295	4,903
Alphabet Inc., Class C1	1,564	2,319
América Móvil, SAB de CV, Series L (ADR)	409,800	5,180
Charter Communications, Inc., Class A1	8,527	4,946
Koninklijke KPN NV	1,681,263	4,345
Facebook, Inc., Class A1	15,100	3,830
SoftBank Group Corp.	60,880	3,793
Electronic Arts Inc.[1]	26,000	3,682
Vodafone Group PLC	2,013,600	3,046
Adevinta ASA[1]	105,537	1,702
China Tower Corp. Ltd., Class H	5,978,000	1,088
Nippon Telegraph and Telephone Corp.	44,800	1,034
		70,730
Consumer discretionary 7.40%
Amazon.com, Inc.[1]	4,000	12,659
EssilorLuxottica[1]	63,958	8,453
Las Vegas Sands Corp.	121,210	5,290
YUM! Brands, Inc.	45,200	4,116
Hilton Worldwide Holdings Inc.	51,900	3,895
Naspers Ltd., Class N (ADR)	105,523	3,863
Royal Caribbean Cruises Ltd.	79,100	3,853
LVMH Moët Hennessy-Louis Vuitton SE	8,577	3,705
Kering SA	5,692	3,230
Hermès International	3,917	3,166
Cie. Financière Richemont SA, Class A	36,959	2,283
Nitori Holdings Co., Ltd.	9,800	2,145
Flutter Entertainment PLC (EUR denominated)	12,671	1,916
NIKE, Inc., Class B	19,000	1,855
Suzuki Motor Corp.	34,400	1,128
Industria de Diseño Textil, SA	33,970	901
Prosus NV (ADR)[1]	34,282	666
		63,124
American Funds Global Insight Fund — Page 3 of 7

unaudited
Common stocks (continued) Real estate 2.69%	Shares	Value (000)
American Tower Corp. REIT	30,200	$7,894
Crown Castle International Corp. REIT	36,275	6,047
Equinix, Inc. REIT	6,600	5,184
Link Real Estate Investment Trust REIT	485,600	3,769
		22,894
Utilities 2.54%
Enel SpA	1,242,553	11,313
Iberdrola, SA, non-registered shares	284,528	3,660
AES Corp.	195,800	2,982
Sempra Energy	14,015	1,744
Engie SA1	103,953	1,382
Exelon Corp.	14,600	564
		21,645
Materials 2.47%
Shin-Etsu Chemical Co., Ltd.	62,800	7,282
Asahi Kasei Corp.	675,000	4,795
Givaudan SA	555	2,282
Air Liquide SA, non-registered shares	13,143	2,161
Rio Tinto PLC	29,642	1,791
Linde PLC	7,145	1,751
Barrick Gold Corp.	34,200	989
		21,051
Energy 2.23%
Chevron Corp.	97,284	8,166
Total SE	117,176	4,320
TC Energy Corp. (CAD denominated)	64,600	2,945
EOG Resources, Inc.	39,900	1,869
Enbridge Inc. (CAD denominated)	54,100	1,732
		19,032
Total common stocks (cost: $515,158,000)		784,970
Preferred securities 0.69% Consumer discretionary 0.46%
Hyundai Motor Co., Series 2, preferred shares (GDR)[2,3]	134,600	3,909
Health care 0.23%
Sartorius AG, nonvoting preferred, non-registered shares	5,148	1,973
Total preferred securities (cost: $5,636,000)		5,882
Short-term securities 6.94% Money market investments 6.94%
Capital Group Central Cash Fund 0.16%[4,5]	591,617	59,168
Total short-term securities (cost: $59,160,000)		59,168
Total investment securities 99.72% (cost: $579,954,000)		850,020
Other assets less liabilities 0.28%		2,378
Net assets 100.00%		$852,398
American Funds Global Insight Fund — Page 4 of 7

unaudited
Investments in affiliates5

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2020 (000)
Short-term securities 6.94%
Money market investments 6.94%
Capital Group Central Cash Fund 0.16%[4]	389,371	1,872,949	1,670,703	591,617	$(10)	$2	$279	$59,168
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $3,909,000, which represented .46% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,909,000, which represented .46% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 7/31/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American Funds Global Insight Fund — Page 5 of 7

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$170,749	$—	$—	$170,749
Health care	124,806	—	—	124,806
Financials	95,114	—	—	95,114
Consumer staples	92,573	—	—	92,573
Industrials	83,252	—	—	83,252
Communication services	70,730	—	—	70,730
Consumer discretionary	63,124	—	—	63,124
Real estate	22,894	—	—	22,894
Utilities	21,645	—	—	21,645
Materials	21,051	—	—	21,051
Energy	19,032	—	—	19,032
Preferred securities	1,973	3,909	—	5,882
Short-term securities	59,168	—	—	59,168
Total	$846,111	$3,909	$—	$850,020
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
American Funds Global Insight Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-122-0920O-S81087	American Funds Global Insight Fund — Page 7 of 7